Common Stock And Share-Based Compensation (Long-Term Incentive Plan) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued for LTIP, maximum	12,000,000
Shares available for LTIP award	5,715,712
Total Compensation Expense (pre-tax)	$ 26	$ 56	$ 57
Total Compensation Expense (after-tax)	16	33	34
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense (pre-tax)	1	14	9
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense (pre-tax)	22	9	11
Performance Shares, Liability Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense (pre-tax)	(13)	22	37
Performance Shares, Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense (pre-tax)	$ 16	$ 11